Intangible Assets - Disclosure of Detailed Information About Impairment of Patents & Licences (Details)) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Statement Line Items [Line Items]
Impairment of patents & licences	$ 2,037
Fredericks of Hollywood [Member]
Statement Line Items [Line Items]
Impairment of patents & licences	1,914
Naked Patents & Licence [Member]
Statement Line Items [Line Items]
Impairment of patents & licences	$ 123